CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,253,571	$ 939,535
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,791,110	19,791,110
Treasury stock, shares	208,890	208,890